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                     [FORTIS FINANCIAL GROUP LETTERHEAD]


February 4, 1997

Securities and Exchange Commission                                     VIA EDGAR
450 Fifth St. N.W.
Washington, D.C. 20549

RE:  Fortis Tax-Free Portfolios, Inc.
     File No. 2-78148

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Tax-Free Portfolios, Inc. (the "Company") certifies that:

(1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-effective Amendment #20, filed January 31,
1997); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,


/s/
Scott R. Plummer
Second Vice-President and Corporate Counsel